Class K [Member] Investment Objectives and Goals - Class K - BlackRock LifePath ESG Index 2055 Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock LifePath® ESG Index 2055 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock LifePath® ESG Index 2055 Fund (“LifePath ESG Index 2055 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes. Additionally, the Fund’s asset allocation will become more conservative over time.